EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
EXPENSES BY NATURE

23.  EXPENSES BY NATURE

The following table presents GFL’s expenses by nature for the periods indicated:

	December 31, 2021	December 31, 2020(1)
Employee benefits	$1,678.6	$1,308.1
Transfer and disposal costs	1,235.7	1,002.0
Interest and other finance costs	434.1	597.6
Depreciation of property and equipment	931.8	810.6
Amortization of intangible assets	461.2	427.0
Other expense	559.4	402.2
Transaction costs	64.2	60.1
IPO transaction costs	—	46.2
Acquisition, rebranding and other integration costs	25.1	11.4
Maintenance and repairs	357.5	261.2
Fuel costs	230.6	147.8
Loss (gain) on foreign exchange	16.2	(37.3)
Share-based payments	45.7	37.9
Loss on sale of property and equipment	1.9	4.6
Gain on divestiture	(153.3)	—
Mark-to-market loss on Purchase Contracts	349.6	449.2
Impairment and other charges	—	21.4
Deferred purchase consideration	—	2.0
Total expenses by nature	$6,238.3	$5,552.0

(1)	Includes reclassification of $5.9 million from Other expense and $11.2 million from Fuel costs into Maintenance and repairs. There was no change in total expense by nature.